GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Mar. 31, 2015
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

6.             GOODWILL AND OTHER INTANGIBLE ASSETS

Intangible assets subject to amortization acquired during the year ended March 31, 2015 except for capitalized computer software costs, including ¥384,626 thousand recorded from the acquisition of TechLaw, totaled ¥401,055 thousand, which primarily consist of customer relationship, license and trademark of ¥334,970 thousand, ¥36,320 thousand and ¥10,273 thousand, respectively.

The components of intangible assets subject to amortization except for capitalized computer software costs as of March 31, 2014 and 2015 are as follows:

	Thousands of Yen
	2014		2015
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Customer relationships	¥—	¥—	¥387,909	¥15,085
Licenses	—	—	42,060	8,178
Trademarks	10,383	1,297	28,326	6,075
Other	4,867	790	18,313	2,345

	¥15,250	¥2,087	¥476,608	¥31,683

There were no intangible assets not subject to amortization at March 31, 2014 and 2015.

The weighted average amortization periods for intangible assets except for capitalized computer software costs acquired during the year ended March 31, 2015 are approximately 10 years. The weighted average amortization periods for customer relationship, license and trademark acquired during the year ended March 31, 2015 are 15 years, 3 years and 3 years, respectively.

The aggregate amortization expenses except for capitalized computer software costs for the years ended March 31, 2014 and 2015 were ¥1,008 thousand and ¥28,491 thousand, respectively. The estimated aggregate amortization expense of intangible assets except for capitalized computer software costs for each of the next five years is as follows:

Year Ending March 31	Thousands of Yen
2016	¥49,761
2017	46,291
2018	35,634
2019	29,792
2020	29,792

The following table shows changes in the carrying amount of goodwill for the years ended March 31, 2015, by operating segment:

	Thousands of Yen
	Japan	U.S.	Other	Total
Balance at March 31, 2014
Goodwill	¥—	¥—	¥—	¥—
Accumulated impairment losses	—	—	—	—

	—	—	—	—

Acquisition	—	150,881	—	150,881

Translation adjustments	—	24,546	—	24,546

Balance at March 31, 2015
Goodwill	—	175,427	—	175,427
Accumulated impairment losses	—	—	—	—

	¥—	¥175,427	¥—	¥175,427